Long-Term Debt (Narrative) (Details) - CAD ($)				3 Months Ended		6 Months Ended
	Dec. 24, 2019	Dec. 09, 2019	Oct. 01, 2019	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt				$ 818,000,000	$ 0	$ 2,068,000,000	$ 0
Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 800,000,000
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt			$ 1,250,000,000
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.69%		5.69%
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.65%		5.65%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.55%		5.55%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.50%		5.50%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount	300,000,000
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				3.17%		3.17%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				3.15%		3.15%
Fixed rate senior notes 5.50% and 3.15% [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt		792,000,000
Whole premiums paid	17,000,000
Interest on long-term debt	$ 5,000,000
Fixed Rate Senior Notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount		500,000,000
Fixed Rate Senior Notes 3.30% due December 10, 2029 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				3.41%		3.41%
Fixed Rate Senior Notes 3.30% due December 10, 2029 [Member] | Corporate [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				3.30%		3.30%
Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 300,000,000
Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Corporate [Member] | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				4.33%		4.33%
Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Corporate [Member] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				4.25%		4.25%